CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 CONVERTIBLE NOTES PAYABLE

December 2015 Transaction
On December 30, 2015, the Company entered into a Securities Purchase Agreement (“SPA”) with certain investors pursuant to which it agreed to issue $22.1 million in senior secured convertible notes (“2015 Notes”) and Series D Warrants (further described below). $20 million of the 2015 Notes were issued for cash proceeds totaling $18.4 million with an original issue discount in the amount of $1.6 million which is equal to sixteen (16) months of simple interest at a rate of six percent (6.0%) per annum on the aggregate principal of the 2015 Notes (assuming, that the entire aggregate original principal amount remains outstanding through the maturity date). $2.1 million of the 2015 Notes were issued to extinguish 1,050,000 outstanding Series C Warrants at an extinguishment value of $2.00 per warrant. The 2015 Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They are secured by a first priority perfected security interest (subject to permitted liens as defined in the 2015 Notes) in all of the current and future assets of the Company. The 2015 Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the 2015 Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts.
In connection with the issuance of the 2015 Notes under the SPA, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 8 shares of Common Stock and Subordination Warrants (the “2015 Subordination Warrants”), exercisable to acquire 2 shares of Common Stock, both which are subject to a one time adjustment on December 31, 2016 under the terms of the Series D and 2015 Subordination Warrants (see NOTE 10 WARRANTS). Each Series D and 2015 Subordination Warrant became exercisable by the holder beginning six months after December 30, 2015 and continues for a period five years thereafter. The Series D and 2015 Subordination Warrants have a provision that adjusts the exercise price upon certain dilutive events. As of September 30, 2016, pursuant to the terms of the warrant agreement, the exercise price of the Series D and 2015 Subordination Warrants has been adjusted such that the exercise of 840,000 warrants with an aggregate exercise price of $37,920 will result in the issuance of one share of common stock.
The Company has agreed to make amortization payments with respect to the 2015 Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at a conversion rate defined in the agreement. As of April 29, 2016, the Company was not able to bring a registration statement covering the resale of the shares of common stock issuable under the terms of the 2015 Notes effective and therefore did not satisfy the equity conditions under the 2015 Notes to permit settlement of installment payments through conversion into shares of common stock. The holders of the 2015 Notes deferred the three installment payments due on April 29, 2016, May 31, 2016 and June 30, 2016, respectively to the installment payment with a due date of July 29, 2016. During the three months ended September 30, 2016, approximately $8.0 million of installment payments (through the conversion into 7,065 shares of common stock) were made bringing the principal note balance of the 2015 Notes down to approximately $14.1 million. Given the conversion feature is bifurcated from the host instrument, conversions are deemed to be extinguishments for accounting purposes and accordingly, a loss on extinguishment of debt in the amount of $17,292,463 was recognized during the three months ended September 30, 2016.
A summary of the accounting for these extinguishments for the three months ended September 30, 2016 is as follows:

Fair value of common stock issued	$27,574,033
Less:
2015 Note principal extinguished	8,003,121
Debt discount related to extinguished 2015 Note	(2,508,882)
Derivative liability extinguished	4,787,331
Loss on extinguishment of debt	$17,292,463
Under the terms of the 2015 Notes, at closing the Company received an initial tranche of $4.6 million for immediate use for general corporate purposes. The remaining cash proceeds of $13.8 million was held in restricted accounts to be released to the Company from the Company’s restricted accounts in subsequent equal tranches subject to certain equity conditions. In May 2016 and August 2016, the holders of the 2015 Notes voluntarily removed restrictions on the Company’s use of an aggregate of $2.0 million and $4.7 million, respectively, that was previously funded to the Company and authorized the release of those funds from the restricted cash accounts of the Company. As of September 30, 2016 the remaining cash in the amount of $7.1 million is still being held in a restricted account and will be released to the Company subject to certain equity conditions.
As of September 30, 2016, the 2015 Notes are convertible at the option of the holder at $37,920 per share. The Company has a conversion right related to the required installment payments where the Company can convert the installment payments at the lower of 80% of the arithmetic average of the lower of: (A) the 3 lowest volume weighted average price (VWAP) days in the prior 20 days or (B) the VWAP of the common stock on the trading day preceding the applicable date of determination. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time with both conversion features being subject to a $0.20 floor. At September 30, 2016, the most advantageous conversion term is a conversion price of $561.00 which would convert the remaining principal of the 2015 Note into 25,158 shares of common stock.
The Company determined the conversion feature in the 2015 Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series D Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series D Warrants and the debt issuance costs are all together considered the debt discount. The Company recorded a debt discount in the amount of $20 million which is being amortized over the life of the 2015 Notes using the effective interest method. For the nine months ended September 30, 2016, $14,950,080 of the debt discount had been amortized to interest expense and $2,508,882 of the debt discount has been extinguished through the conversions during the period.
The following table summarizes the 2015 Notes outstanding at September 30, 2016:

Convertible notes payable, principal	$14,096,879
Debt discounts	(2,541,038)
Net convertible note payable	11,555,841
Less current portion	(11,555,841)
Convertible notes payable, long term	$—
July 2016 Transaction
On July 1, 2016, the Company entered into a Securities Purchase Agreement (“July SPA”) with certain investors pursuant to which it agreed to issue $75 million in senior secured convertible notes (“2016 Notes”) and Series H Warrants (further described below). The 2016 Notes were originally convertible into 1,563 shares of Common Stock at a price equal to $48,000.00 per share, subject to adjustment for certain dilutive events. The 2016 Notes were issued for cash proceeds totaling $68.0 million with an original issue discount in the amount of $7.0 million with no stated interest rate. The 2016 Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They are secured by a first priority perfected security interest (subject to the priority interest of the 2015 Notes and permitted liens as defined in the 2016 Notes) in all of the current and future assets of the Company. The 2016 Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the 2016 Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts.
In connection with the issuance of the 2016 Notes under the July SPA, the Company issued Series H Warrants (the “Series H Warrants”), exercisable to acquire 2,344 shares of Common Stock and Subordination Warrants (the “2016 Subordination Warrants”), exercisable to acquire 71 shares of Common Stock (see NOTE 10 WARRANTS). The Series H and 2016 Subordination Warrants become exercisable by the holder beginning six months after July 1, 2016 and continues for a period five years thereafter. The Series H and 2016 Subordination Warrants also have a provision that adjusts the exercise price upon certain dilutive events. As of September 30, 2016, pursuant to the terms of the warrant agreement, the exercise price of the Series H and 2016 Subordination Warrants are such that the exercise of 24,000 warrants with an aggregate exercise price of $49,920.00 will result in the issuance of one share of common stock.
The Company has agreed to make amortization payments with respect to the 2016 Notes in fifteen (15) equal installments beginning January 30, 2017. On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at a conversion rate defined in the agreement.
Under the terms of the 2016 Notes, at closing the Company received an initial tranche of $6.0 million for immediate use for general corporate purposes. The remaining cash proceeds of $62 million are being held in restricted accounts and will be released to the Company from the restricted accounts in subsequent equal tranches subject to certain equity conditions. As of September 30, 2016, the remaining cash in the amount of $62.0 million is still being held in restricted accounts and will be released to the Company subject to certain equity conditions and the terms of the 2016 Notes.
As of September 30, 2016, the 2016 Notes are convertible at the option of the holder at $48,000.00 per share. The Company has a conversion right related to the required installment payments where the Company can convert the installments payments (subject to a floor of $1.00) at: (a) the prevailing holder conversion price; (b) 80% of the arithmetic average of the 3 lowest volume weighted average price (VWAP) days in the prior 20 days; and (c) the weighted average value of the common stock on the trading day preceding the installment payment date. Both the conversion right of the holder and the Company is subject to a reset clause if the Company issues or sells common stock at a lower price than the applicable conversion rate at such time (not subject to the $1.00 floor). At September 30, 2016, the most advantageous conversion term is a conversion price of $561.00 which would convert the note into 133,848 shares of common stock.
The Company determined the conversion feature in the Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series H and 2016 Subordination Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series H and 2016 Subordination Warrants and the debt issuance costs are all together considered the debt discount. The Company recorded a debt discount in the amount of $75.0 million which is being amortized over the life of the note using the effective interest method. For the three months ended September 30, 2016, $15,532,228 of the debt discount had been amortized to interest expense.
The following table summarizes the 2016 Notes outstanding at September 30, 2016:

Convertible notes payable, principal	$75,000,000
Debt discounts	(59,467,772)
Net convertible note payable	15,532,228
Less current portion	(15,532,228)
Convertible notes payable, long term	$—
The fair values of the derivative embedded conversion feature and derivative Series H warrants (including the 2016 Subordination Warrants) were approximately $80.6 million and $101.6 million, respectively (see NOTE 11 DERIVATIVE LIABILITIES). The derivative amounts in excess of proceeds received on the 2016 Notes was approximately $119.2 million which was recognized as a day one cost of capital and accordingly charged to interest expense during the three months ended September 30, 2016.

NOTE 8 CONVERTIBLE NOTES PAYABLE

On December 30, 2015, the Company entered into a Securities Purchase Agreement (“SPA”) with certain investors pursuant to which it agreed to issue $22.1 million in senior secured convertible notes (“Notes”) and Series D Warrants (further described below). The Notes are convertible into 15 shares of Common Stock at a price equal to $1,554,000 per share, subject to adjustment for certain dilutive events and currently subject to a 19.9% cap as described below. $20 million of the notes were issued for cash proceeds totaling $18.4 million with an original issue discount in the amount of $1.6 million which is equal to sixteen (16) months of simple interest at a rate of six percent (6.0%) per annum on the aggregate principal of the Notes (assuming, that the entire aggregate original principal amount remains outstanding through the maturity date). $2.1 million of the Notes were issued to extinguish 1,050,000 outstanding Series C Warrants at an extinguish value of $2.00 per warrant. The Notes are senior secured obligations of the Company and will rank senior to all outstanding and future indebtedness of the Company. They will be secured by a first priority perfected security interest (subject to permitted liens as defined in the Notes) in all of the current and future assets of the Company. The Notes contain standard and customary events of default and the entire principal balance is subject to the default and redemption provisions contained in the Notes, regardless of whether or not any of the proceeds have been released from the Company’s restricted accounts. The Notes also have a provision that the Company is required to reserve at least 120,000,000 shares of authorized and unissued common stock for issuance pursuant to the Notes and associated Series D warrants.
In connection with the issuance of the Notes under the SPA, the Company issued Series D Warrants (the “Series D Warrants”), exercisable to acquire 8 shares of Common Stock, subject to a one time adjustment on December 31, 2016 under the terms of the Series D Warrants (see NOTE 11 WARRANTS). Each Series D Warrant is exercisable by the holder beginning six months after December 30, 2015 and continuing for a period five years thereafter. Each Series D Warrant was exercisable initially at $1,554,000 per share of common stock, subject to adjustments for certain dilutive events and subject to an exercise price floor equal to $1.16 per share.
The Company has agreed to make amortization payments with respect to the Notes in twelve (12) equal installments beginning four (4) months after the original date of issuance of December 30, 2015 (each, an “Installment Date”). On each installment date, assuming certain equity conditions are met, the installment payment shall automatically be converted into shares of Common Stock at (i) at 80% of the five day volume weighted average price of the common stock for the first four payments and (ii) at 85% of the five day volume weighted average price of the common stock for the last 8 payments with both conversion rates being subject to a floor conversion price of $0.20.
Under the terms of the Notes, at closing the Company received an initial tranche of $4.6 million for immediate use for general corporate purposes. The remaining cash proceeds of $13.8 million are being held in a restricted account and will be released to the Company from the Company’s restricted accounts in subsequent equal tranches subject to certain equity conditions and the following terms and conditions:
(1)	25% will be released 30 trading days following the later of (i) the “Control Account Release Eligibility Date” and (ii) the first installment date under the Note,
(2)	25% will be released 90 trading days following the Control Account Release Eligibility Date and
(3)	25% will be released 120 trading days following the Control Account Release Eligibility Date.
“Control Account Release Eligibility Date” means the later of (x) the date the Company obtains the required stockholder approval of the issuance of the shares of common stock upon conversion of the notes pursuant to the rules of the NASDAQ Stock Market and (y) the earlier of (I) the date a resale registration statement registering all of the shares of Common Stock issuable upon conversion of the Notes and (II) the initial date the shares of Common Stock issuable upon conversion of the Notes may be freely sold by a non-affiliate of the Company pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”). If shareholder approval is not obtained the Notes will go into default and restricted cash will not be released.
The dilutive events that provide for the adjustment of the conversion price of the Notes and the exercise price of the Series D Warrants relate to any transaction in which the Company issues or is deemed to have issued shares of common stock for consideration per share less than the conversion price then in effect.
The issuance of shares of common stock upon conversion of the Notes is subject to the rules of the NASDAQ Capital Market which requires an initial cap of 19.9% of the Company’s issued and outstanding shares of common stock on December 30, 2015 unless and until the Company’s stockholders approve removal of the cap. Further, the current exercise price floor of $1.16 on the exercise price of the Series D Warrants is subject to removal upon approval of the Company’s stockholders at which point the exercise price of the Series D Warrants will automatically reset pursuant to its anti-dilution provisions as if the exercise price floor was not applicable since the issuance of the Series D Warrants.
Convertible Notes of $20 Million Issued for Cash
$20 million of the Notes were issued for cash proceeds of $18.4 million with an original issue discount in the amount of $1.6 million. In addition the Company incurred debt issuance costs in the amount of $568,685. The conversion feature in the Notes represents an embedded derivative that requires bifurcation due to the ratchet provision described above related to the conversion feature. The provisions in the Series D Warrants also require the Company to account for the warrants as derivative liabilities. The original issue discount, the fair value of the embedded conversion feature, the fair value of the Series D Warrants and the debt issuance costs are all together considered the debt discount. Any excess of the total debt discount and the face value of the convertible notes are recorded to interest expense in the statement of operations.
The initial fair value of the embedded conversion feature on the $20 million portion of the note was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $14,788,365. The initial fair value of the Series D Warrants related to the $20 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $13,637,132. The Company recorded a charge to interest expense in the amount of $10,594,182 in the statement of operations for the year ended December 31, 2015, representing the excess of the total debt discount over the face value of the convertible notes. The Company recorded a debt discount in the amount of $20 million which will be amortized over the life of the note using the effective interest method. As of December 31, 2015, $63,717 of the debt discount had been amortized to interest expense.
Convertible Notes of $2.1 Million Issued for Series C Warrants
$2.1 million of the Notes and related Series D Warrants were issued to extinguish 1,050,000 outstanding Series C Warrants. Since the Series C Warrants were derivative liabilities at the time of the transaction, the Company has accounted for this as an extinguishment of liabilities. Accordingly, all consideration issued to extinguish the liabilities were recorded at their fair value on the date of the extinguishment and the liabilities extinguished were removed at their carrying value. Since the liabilities extinguished were derivative liabilities, their carrying value is continuously adjusted to equal their fair value. The fair value of the Series C Warrants that were extinguished was calculated using the predetermined inputs to Black Scholes formula as defined in the Series C Warrant, resulting in a fair value of $2,340,240 for the extinguished warrants. The initial fair value of the embedded conversion feature on the $2.1 million portion of the Notes was valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $1,865,729. The initial fair value of the Series D Warrants related to the $2.1 million note was also valued using a binomial model with Monte Carlo simulation, resulting in a fair value of $2,412,574. The host debt instrument’s fair value was deemed to be $2.1 million. The Company recorded a loss in the amount of $4,038,063 in its statement of operations for the year ended December 31, 2015, representing the excess of the consideration provided over the liability extinguished.
The following table summarizes the convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)
Net convertible note payable	2,163,717
Less current portion	(1,638,717)
Convertible notes payable, long term	$525,000